Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenues	$ 132,224	$ 542,169
Cost of revenues	62,808	306,127
Gross profit	69,416	236,042
General and administrative expenses	1,425,747	2,077,724
Loss from operations	(1,356,331)	(1,841,682)
Other income (expense)
Interest expense	(361,237)	(120,697)
Interest income	764	0
Loss on debt extinguishment, net	0	(477,665)
Total other income - net	(360,473)	(598,362)
Net loss	$ (1,716,804)	$ (2,440,044)
Loss per share - basic	$ (0.10)	$ (0.37)
Loss per share - diluted	$ (0.10)	$ (0.37)
Weighted average number of shares outstanding - basic	17,052,505	6,529,566
Weighted average number of shares outstanding - diluted	17,052,505	6,529,566